COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands		9 Months Ended
	Jul. 02, 2019 USD ($) Aircraft	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Aug. 31, 2019 Aircraft	Feb. 28, 2018 Aircraft
Commitments and Contingencies [Abstract]
Purchase of equity certificates | $		$ 7,425	$ 0
Horizon II [Member]
Commitments and Contingencies [Abstract]
Number of aircraft committed to be sold	12
Purchase of equity certificates | $	$ 7,400
Percentage of equity certificates purchased	6.00%
Term of lock-up period		7 years
Portfolio B [Member] | A320neo [Member]
Commitments and Contingencies [Abstract]
Number of aircraft to be acquired on operating leases					21
Portfolio C [Member] | A320neo [Member]
Commitments and Contingencies [Abstract]
Number of aircraft to be delivered in 2020 and 2021 after exercise of options				8
Portfolio C [Member] | A320neo [Member] | Maximum [Member]
Commitments and Contingencies [Abstract]
Number of aircraft to be acquired under options, not subject to lease, and delivered between 2019 and 2025					20
Number of aircraft to be acquired under options, not subject to lease, to be delivered between 2021 and 2025				9